Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest [Abstract]
Schedule of Controlling and Non-Controlling Interest

The table below shows the changes for the years ended December 31, 2024 and 2023:

	2024	2023

Balance at beginning of year	$24,841	$37,647
Share of profits and losses for the year	(7,323)	(8,793)
Share of translation effects of foreign subsidiaries	10,706	(4,013)
Balance at the end of the year	$28,224	$24,841